Consolidated Balance Sheets - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Property and Equipment-at cost:
Land	$ 6,067,805	$ 6,067,805
Buildings held for leasing:
Buildings, improvements and fixtures	79,510,142	77,703,358
Construction in progress	2,387,207	1,767,444
Property, Plant and Equipment, Gross	81,897,349	79,470,802
Accumulated depreciation	(39,803,374)	(38,123,199)
Buildings held for leasing – net	42,093,975	41,347,603
Property and equipment-net	48,161,780	47,415,408
Cash and cash equivalents	1,243,977	1,215,921
Restricted cash	1,041,624	1,001,814
Receivables, net	3,582,225	3,044,190
Marketable securities		2,300,441
Prepaids and other assets	3,048,044	2,773,004
Deferred charges, net	3,580,585	3,250,700
Operating lease right-of-use assets	28,866,800	30,913,904
TOTAL ASSETS	89,525,035	91,915,382
Liabilities:
Mortgages payable	3,874,246	5,144,205
Accounts payable and accrued expenses	2,271,963	1,718,435
Security deposits payable	1,077,964	1,005,925
Operating lease liabilities	25,309,725	26,512,112
Deferred income taxes	4,093,000	4,230,000
Total liabilities	36,626,898	38,610,677
Shareholders’ Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Retained earnings	48,661,447	49,068,015
Stockholders' Equity before Treasury Stock	54,185,989	54,592,557
Common stock held in treasury, at cost - 162,517 shares at July 31, 2024 and July 31, 2023	(1,287,852)	(1,287,852)
Total Shareholders’ Equity	52,898,137	53,304,705
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 89,525,035	$ 91,915,382